ADVANCES FROM THE FEDERAL HOME LOAN BANK (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Federal Home Loan Bank, Advances [Line Items]
Advances from Federal Home Loan Banks	$ 26,635	$ 17,200
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range from	0.15%	0.12%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range to	6.95%	6.95%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate	1.04%	1.39%
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	$ 99,500
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	4,700
Residential Mortgage [Member]
Federal Home Loan Bank, Advances [Line Items]
Advances from Federal Home Loan Banks	$ 35,200	$ 22,700